                     BRIGHTHOUSE VARIABLE LIFE ACCUMULATOR
                BRIGHTHOUSE VARIABLE LIFE ACCUMULATOR SERIES 2
               BRIGHTHOUSE VARIABLE LIFE ACCUMULATOR SERIES III
                   BRIGHTHOUSE VARIABLE SURVIVORSHIP LIFE II
               Flexible Premium Variable Life Insurance Policies
                      APRIL 30, 2018 PROSPECTUS SUPPLEMENT

                           ISSUED TO INDIVIDUALS BY:
BRIGHTHOUSE LIFE INSURANCE COMPANY -- BRIGHTHOUSE FUND UL FOR VARIABLE LIFE
                                   INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005, as annually and periodically supplemented, for Brighthouse Variable Life Accumulator and Brighthouse Variable Life Accumulator Series 2, or April 28, 2008, as annually and periodically supplemented, for Brighthouse Variable Life Accumulator Series III and Brighthouse Variable Survivorship Life II, flexible premium variable life insurance policies issued by Brighthouse Life Insurance Company (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS", listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. - Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
     Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I
  ClearBridge Variable Dividend Strategy Portfolio -- Class II
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL
VANGUARD VARIABLE INSURANCE FUND
     Mid-Cap Index Portfolio
     Total Stock Market Index Portfolio

Certain Funds have been subject to a name change. Please see "Additional Information Regarding Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2017. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2017, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                    0.15%       2.57%

FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%         0.25%        0.03%
 American Funds Growth Fund.....................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund..............    0.26%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100 Portfolio
  -- Class B....................................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%         0.25%        0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+..................    0.88%          --          0.11%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.88%         0.25%        0.11%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%          --          0.03%
 Invesco Comstock Portfolio -- Class B..........    0.56%         0.25%        0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%          --          0.03%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.69%         0.25%        0.05%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+...................................    0.65%         0.25%        0.04%
 Oppenheimer Global Equity Portfolio --
  Class A+,#....................................    0.66%          --          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B+......................................    0.66%         0.25%        0.04%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A....................................    0.47%          --          0.50%
 PIMCO Total Return Portfolio -- Class B........    0.48%         0.25%        0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............      --          0.80%           --          0.80%
 American Funds Growth Fund.....................      --          0.60%           --          0.60%
 American Funds Growth-Income Fund..............      --          0.53%           --          0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100 Portfolio
  -- Class B....................................     0.67%        1.00%           --          1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................     0.07%        1.11%         0.01%         1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+..................      --          0.99%         0.05%         0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................      --          1.24%         0.05%         1.19%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.66%           --          0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.58%         0.02%         0.56%
 Invesco Comstock Portfolio -- Class B..........      --          0.83%         0.02%         0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................      --          0.88%         0.02%         0.86%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          0.99%         0.10%         0.89%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+...................................      --          0.94%         0.02%         0.92%
 Oppenheimer Global Equity Portfolio --
  Class A+,#....................................      --          0.70%         0.10%         0.60%
 Oppenheimer Global Equity Portfolio --
  Class B+......................................      --          0.95%         0.10%         0.85%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A....................................      --          0.97%         0.01%         0.96%
 PIMCO Total Return Portfolio -- Class B........      --          0.81%         0.03%         0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.03%         0.81%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
FUND                                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio
  -- Class A.....................................    0.69%          --          0.03%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A.....................................    0.35%          --          0.04%
 Brighthouse Asset Allocation 20 Portfolio
  -- Class B.....................................    0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40 Portfolio
  -- Class B.....................................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60 Portfolio
  -- Class B.....................................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80 Portfolio
  -- Class B.....................................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced Portfolio
  -- Class A.....................................    0.46%          --          0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%         0.10%        0.04%
 Jennison Growth Portfolio -- Class A+...........    0.60%          --          0.02%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A...............    0.62%          --          0.02%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio
  -- Class B.....................................    0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.56%          --          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%          --          0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........    0.54%         0.10%        0.08%
 Equity-Income Portfolio -- Initial Class+,#.....    0.44%          --          0.09%
 High Income Portfolio -- Initial Class+,#.......    0.56%          --          0.11%
 Mid Cap Portfolio -- Service Class 2............    0.54%         0.25%        0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........    0.80%         0.25%        0.05%
 Templeton Foreign VIP Fund......................    0.77%         0.25%        0.05%
GOLDMAN SACHS VARIABLE INSURANCE TRUST --
 INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth Fund.............    0.71%          --          0.07%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............    0.64%         0.25%        0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%          --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................    0.70%         0.25%        0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+..........................    0.65%          --          0.06%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio...........    0.45%          --          0.13%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio
  -- Class A.....................................      --          0.72%         0.09%         0.63%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A.....................................      --          0.39%         0.03%         0.36%
 Brighthouse Asset Allocation 20 Portfolio
  -- Class B.....................................     0.57%        0.94%         0.02%         0.92%
 Brighthouse Asset Allocation 40 Portfolio
  -- Class B.....................................     0.59%        0.90%           --          0.90%
 Brighthouse Asset Allocation 60 Portfolio
  -- Class B.....................................     0.61%        0.91%           --          0.91%
 Brighthouse Asset Allocation 80 Portfolio
  -- Class B.....................................     0.64%        0.95%           --          0.95%
 Brighthouse/Wellington Balanced Portfolio
  -- Class A.....................................      --          0.54%           --          0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%         0.02%         0.83%
 Jennison Growth Portfolio -- Class A+...........      --          0.62%         0.08%         0.54%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................     0.01%        0.32%           --          0.32%
 MetLife Stock Index Portfolio -- Class A........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F........      --          0.81%           --          0.81%
 MFS(R) Value Portfolio -- Class A...............      --          0.64%         0.06%         0.58%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.....................................      --          0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth Portfolio
  -- Class B.....................................      --          0.75%           --          0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........      --          0.49%         0.01%         0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class........      --          0.72%           --          0.72%
 Equity-Income Portfolio -- Initial Class+,#.....     0.03%        0.56%           --          0.56%
 High Income Portfolio -- Initial Class+,#.......      --          0.67%           --          0.67%
 Mid Cap Portfolio -- Service Class 2............      --          0.88%           --          0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........     0.01%        1.11%         0.01%         1.10%
 Templeton Foreign VIP Fund......................     0.02%        1.09%         0.01%         1.08%
GOLDMAN SACHS VARIABLE INSURANCE TRUST --
 INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth Fund.............      --          0.78%         0.04%         0.74%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............      --          0.98%           --          0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................      --          0.79%           --          0.79%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II..........................      --          1.00%           --          1.00%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................      --          0.80%           --          0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+..........................      --          0.71%           --          0.71%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio...........      --          0.58%         0.03%         0.55%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
FUND                                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........    0.65%         0.25%        0.06%
 THE MERGER FUND VL.........................    1.25%          --          1.26%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio....................    0.16%          --          0.03%
 Total Stock Market Index Portfolio.........     --            --           --



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........      --          0.96%           --          0.96%
 THE MERGER FUND VL.........................     0.06%        2.57%         0.73%         1.84%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio....................      --          0.19%           --          0.19%
 Total Stock Market Index Portfolio.........     0.15%        0.15%           --          0.15%

+     Not available under all Policies. Availability depends on Policy issue date.


# This Portfolio is not available in MetLife Variable Survivorship Life II Policies.

The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


                                   THE FUNDS


                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth           Seeks long-term growth of capital.       Capital Research and Management
  Fund                                                                           Company(SM)
 American Funds Growth Fund             Seeks growth of capital.                 Capital Research and Management
                                                                                 Company(SM)
 American Funds Growth-Income           Seeks long-term growth of capital and    Capital Research and Management
  Fund                                  income.                                  Company(SM)
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
  Portfolio
 Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
 Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Markets Equity Portfolio+                                                      Subadviser: Aberdeen Asset Managers
                                                                                 Limited
 Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Markets Equity Portfolio                                                       Subadviser: Aberdeen Asset Managers
                                                                                 Limited
 Clarion Global Real Estate Portfolio   Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                        in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
 ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                 LLC
 Invesco Comstock Portfolio             Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Invesco Advisers, Inc.

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
 Invesco Small Cap Growth Portfolio   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: Massachusetts Financial
                                                                                Services Company
 Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
 Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
  Portfolio                           consistent with preservation of capital   Subadviser: Pacific Investment
                                      and prudent investment management.        Management Company LLC
 PIMCO Total Return Portfolio         Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                      consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
 T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
  Portfolio                           by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
  Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
  Portfolio                           consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
 Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
  Portfolio                           with growth of capital as a secondary
                                      objective.
 Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
  Portfolio                           income and growth of capital, with a
                                      greater emphasis on income.
 Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
  Portfolio                           of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
 Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
  Portfolio
 Brighthouse/Wellington Balanced      Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
  Portfolio                           with some current income.                 Subadviser: Wellington Management
                                                                                Company LLP
 Brighthouse/Wellington Core Equity   Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
  Opportunities Portfolio             income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.
 Frontier Mid Cap Growth Portfolio    Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Frontier Capital
                                                                                Management Company, LLC

                FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
 Jennison Growth Portfolio+          Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Jennison Associates LLC
 MetLife Russell 2000(R) Index       Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
  Portfolio                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Advisors, LLC
 MetLife Stock Index Portfolio       Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                     Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                     Stock Price Index.                        Advisors, LLC
 MFS(R) Total Return Portfolio       Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                     investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                               Services Company
 MFS(R) Value Portfolio              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 Western Asset Management            Seeks to maximize total return            Brighthouse Investment Advisers, LLC
  Strategic Bond Opportunities       consistent with preservation of           Subadviser: Western Asset
  Portfolio                          capital.                                  Management Company
 Western Asset Management            Seeks to maximize total return            Brighthouse Investment Advisers, LLC
  U.S. Government Portfolio          consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
 Contrafund(R) Portfolio             Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
 Equity-Income Portfolio+            Seeks reasonable income. The fund         Fidelity Management & Research
                                     will also consider the potential for      Company
                                     capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 High Income Portfolio+              Seeks a high level of current income,     Fidelity Management & Research
                                     while also considering growth of          Company
                                     capital.                                  Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                   Seeks long-term growth of capital.        Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth VIP   Seeks long-term capital growth.           Franklin Advisers, Inc.
  Fund+
 Templeton Foreign VIP Fund          Seeks long-term capital growth.           Templeton Investment Counsel, LLC

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE
 TRUST
 Goldman Sachs Strategic Growth       Seeks long-term growth of capital.        Goldman Sachs Asset Management,
  Fund                                                                          L.P.
JANUS ASPEN SERIES
 Janus Henderson Enterprise           Seeks long-term growth of capital.        Janus Capital Management LLC
  Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive      Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                              LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Dividend        Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
  Strategy Portfolio                  dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                              LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
  Value Portfolio+                    its primary objective. Current income     LLC
                                      is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Core Plus VIT          Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
  Portfolio                           consistent with prudent investment        LLC
                                      management and liquidity needs, by        Subadvisers: Western Asset
                                      investing to obtain a dollar weighted     Management Company; Western
                                      average effective duration within 30%     Asset Management Company
                                      of the average duration of the            Limited; Western Asset Management
                                      domestic bond market as a whole.          Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT            Seeks capital appreciation by             Amundi Pioneer Asset Management,
  Portfolio                           investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
THE MERGER FUND VL                    Seeks capital growth.                     Westchester Capital Management,
                                                                                Inc.
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio              Seeks to track the performance of a       Vanguard Equity Index Group
                                      benchmark index that measures the
                                      investment return of
                                      mid-capitalization stocks.
 Total Stock Market Index Portfolio   Seeks to track the performance of a       Vanguard Equity Index Group
                                      benchmark index that measures the
                                      investment return of the overall stock
                                      market.

+     Not available under all Policies. Availability depends on Policy issue date.

# This Portfolio is not available in MetLife Variable Survivorship Life II Policies.



                     ADDITIONAL INFORMATION REGARDING FUNDS

A Fund was subject to a name change. The chart below identifies the former name and new name of this Fund.


FUND NAME CHANGE


      FORMER NAME                      NEW NAME
----------------------- -------------------------------------
JANUS ASPEN SERIES      JANUS ASPEN SERIES
 Enterprise Portfolio   Janus Henderson Enterprise Portfolio


             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


                      CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Brighthouse Small Cap Value Portfolio (Class
B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the
T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.87% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Invesco Comstock Portfolio (Class B), 1.22% for the T. Rowe Price Large Cap Growth Portfolio (Class B), and 0.62% for the Oppenheimer Global Equity Portfolio (Class A).



                     GENERAL MATTERS RELATING TO THE POLICY
--------------------------------------------------------------------------------
                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies).
- For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. - - - - -

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. - Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. - Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. - Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. -

Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your Policy due to cyberattacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FOREIGN, STATE OR LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of Section 101 of the Internal Revenue Code of 1986, as amended ("IRC" or the "Code") are satisfied.)

   o INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o A definition of a life insurance contract

   o Diversification requirements for separate account assets

   o Limitations on policy owner's control over the assets in a separate account

   o Guidelines to determine the maximum amount of premium that may be paid into a policy

   o Limitations on withdrawals from a policy

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE CODE. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under
Section 7702 of the Code, as in effect on the date the Policy was issued.


DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the Code. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" ("MEC"). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 591/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 591/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST NON-TAXABLE RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS GAIN TAXABLE AS ORDINARY INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.


ACCELERATION OF DEATH BENEFIT RIDER

Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, current federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). -Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.














































Book 45 (48, 57, 91)                                   April 30, 2018